Income taxes	12 Months Ended
Oct. 31, 2021
Income taxes

28.	Income taxes

28.1	Income tax expense

The following table reconciles income taxes calculated at combined United States federal/state tax rates with the income tax expense in the consolidated financial statements:

	2021	2020	2019
Income (loss) before income taxes	$(864,202)	$(2,356,488)	(9,476,934)
Effective income tax rate (%)	27.25%	27.25%	27.25%
Expected income tax (recovery)	$(235,495)	$(642,143)	(2,582,166)
Loss (income) related to entities taxed as partnerships	1,056	-	-
Temporary differences related to inventory valuation	124,590	(124,590)	(142,025)
Temporary differences related to start-up costs	(196,978)	(196,978)	99,029
Temporary differences related to Transaction costs	(2,217,730)	(1,927,848)	320,709
Non-deductible expenses	(42,264)	(248,392)	1,059,283
Permanent difference for loss (income) related to entities taxed as corporations	(369,512)	-	-
Permanent difference for loss (income) related to entities taxed as partnerships	(6,749)	-	-
Temporary differences related to cost of goods sold	-	-	172,517
Unrealized gain on biological assets	-	-	(134,720)
Share issuance costs	-	-	(13,457)
Losses and other deductions for which no benefit has been recognized	3,093,625	3,139,951	1,220,830
Income tax expense	$150,543	$-	-

28.2	Deferred taxes

The temporary differences that give rise to deferred income tax assets and deferred income tax liabilities are presented below:

Deferred Tax Assets	2021	2020
	$	$
Start-up costs	196,978	196,978
Inventory	(124,590)	124,590
Biological asset fair value adjustment	-	-
Net operating loss carry-forwards	2,503,436	1,369,512
Share issuance costs	-	-
IFRS Adjustments	(209,847)	28,254
Amortization/Depreciation expenses	474,689	351,345
Transaction costs	965,356	919,825
Technology impairment	429,122	429,122
Debt restructure	125,953	125,953
Various derivative and unrealized gain/loss	432,457	73,350
Allowance for doubtful accounts	-	-
Gross deferred tax assets before tax not recognized	4,793,553	3,618,929
Deferred taxes not recognized	(4,793,553)	(3,618,929)
Net deferred tax assets	-	-

The Company incurs losses in its taxable Canadian corporation, which has no expectation of revenues, and reports no associated Canadian deferred tax assets.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred income tax liabilities result primarily from amounts not deductible for tax purposes until future periods. Deferred income tax assets result primarily from operating tax loss carry forwards and transaction costs related to general and administrative expenses and share compensation, and have been offset against deferred income tax liabilities.

As the Company operates in the cannabis industry, it is subject to the limits of United States Internal Revenue Code Section 280E under which the Company is only allowed to deduct expenses directly related to production of product. This results in permanent differences between ordinary and necessary business expenses deemed non-deductible under United States Internal Revenue Code Section 280E.

Subsequent to October 31, 2021, the Internal Revenue Service levied the assets of Golden Harvests for a past due tax liability. Management expects to settle the liability in due course.